SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014 USD ($) item shares	Dec. 31, 2013 USD ($) shares
Significant Accounting Policies [Line Items]
Short-term bank deposits average interest rate	0.00%	0.00%
Income tax benefit realization threshold	50.00%
Intangible assets useful lives	7 years
Impairment of long-lived assets		$ 2,367	$ 2,559
Number of reporting units | item	1
Number of additional research and development grants approved | item		3
Warranty expense (income)	$ (139)	$ (133)	(1,816)
Warranty provision	2,712	2,851
Allowance for doubtful accounts	8,404	12,229
Trade receivables sold	14,443	13,061
Severance expense	$ 2,673	$ 1,964	$ 2,588
Outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect | shares	5,679,468	6,895,891	5,996,622
Advertising expenses	$ 350	$ 235	$ 325
Short-term bank deposits		$ 413
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year